Balances and Transactions in Foreign Currencies	12 Months Ended
Dec. 31, 2024
Balances and Transactions in Foreign Currencies [Abstract]
Balances and Transactions in Foreign Currencies	Balances and Transactions in Foreign Currencies
Assets, liabilities and transactions denominated in foreign currencies are those realized in a currency different than the functional currency of the Company. For the three years ended on December 31, 2024, 2023 and 2022, the assets, liabilities and transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets				Liabilities
Balances	Short-Term		Long-Term		Short-Term		Long- Term
As of December 31, 2024
U.S. dollars	Ps.	93,411	Ps.	791	Ps.	7,981	Ps.	81,879
Euros		1,149		—		611		22,021
Other currencies		46		1,078		26		—
Total	Ps.	94,606	Ps.	1,869	Ps.	8,618	Ps.	103,900
As of December 31, 2023
U.S. dollars	Ps.	128,143	Ps.	895	Ps.	5,534	Ps.	71,969
Euros		4,311		—		498		19,404
Other currencies		46		1,311		6		—
Total	Ps.	132,500	Ps.	2,206	Ps.	6,038	Ps.	91,373

Transactions	Revenues		Other Operating Revenues		Purchases of Raw Materials		Interest Expense		Consulting Fees		Asset Acquisitions		Share Disposition		Other
For the year ended
December 31, 2024
U.S. dollars	Ps.	8,008	Ps.	1,522	Ps.	25,063	Ps.	2,295	Ps.	1,654	Ps.	8	Ps.	—	Ps.	6,597
Euros		69		—		—		2,471		186		—		—		—
Other currencies		21		—		—		—		4		—		—		—
Total	Ps.	8,098	Ps.	1,522	Ps.	25,063	Ps.	4,766	Ps.	1,844	Ps.	8	Ps.	—	Ps.	6,597
For the year ended
December 31, 2023
U.S. dollars	Ps.	13,322	Ps.	5,981	Ps.	21,806	Ps.	1,266	Ps.	815	Ps.	40	Ps.	—	Ps.	5,022
Euros		3,064		1		185		288		782		—		3,120		11
Other currencies		9		2		—		—		—		3		—		—
Total	Ps.	16,395	Ps.	5,984	Ps.	21,991	Ps.	1,554	Ps.	1,597	Ps.	43	Ps.	3,120	Ps.	5,033
For the year ended
December 31, 2022
U.S. dollars	Ps.	6,373	Ps.	2,080	Ps.	25,247	Ps.	2,411	Ps.	1,011	Ps.	44	Ps.	—	Ps.	4,245
Euros		651		1		253		226		11		3		—		779
Other currencies		—		—		—		—		16		—		—		—
Total	Ps.	7,024	Ps.	2,081	Ps.	25,500	Ps.	2,637	Ps.	1,038	Ps.	47	Ps.	—	Ps.	5,024

Mexican peso exchange rates effective at the dates of the consolidated statements of financial position and the issuance date of the Company’s consolidated financial statements were as follows:

	December 31,		April 18,
	2024	2023	2025
U.S. dollar	20.2683	16.8935	20.0213
Euro	21.5241	18.6896	22.6931